Subsequent Events	6 Months Ended
Jun. 30, 2021
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events
In July 2021, the Company issued a total amount of 96,785 treasury shares to Directors relating to 2021 compensation. After issuance of these shares, the Company's issued share capital was 274,436,351 common shares, the Company owned 812,666 treasury shares and the Company's outstanding share capital was 273,623,685 shares of nominal value of $0.05 per common share.
In July 2021, we established an ATM program under which we may offer and sell from time to time up to $40.0 million of our common shares to be listed on the New York Stock Exchange. The Company plans to use the proceeds from these sales, if any, for general corporate purposes, which may include, among other things, payments on our debt obligations, which may include in the future, payments to our creditors in return for potential concessions or extensions of current facilities, capital expenditures, including costs in connection with activations and re-activations of rigs being brought into operations, or funding of our working capital.
On August 4, 2021, the Company executed a Stock Purchase Agreement for the sale of the Company's 49% stake in each of Opex and Akal joint ventures, as well as the acquisition of a 2% incremental stake in each Perfomex I and Perfomex II joint ventures. Cash consideration received for the sale of the Company's interest in Opex and Akal was $8.1 million and cash consideration paid for the incremental stake in both Perfomex I and Perfomex II was $0.1 million. In addition, the Company received an additional $18.6 million in relation to the settlement of outstanding receivables from Opex and Akal.

The Company has executed revised Shareholders' Agreements for Perfomex and Perfomex II as well as revised Drilling and Technical Services Agreements and Technical Support Agreements.

On August 12, 2021, the Board of Directors of the Company resolved to grant 10.3 million share options under the Company's approved share options scheme to 23 of its employees. Each share option gives the right to subscribe to one share in the Company. The options have a strike price of $1.00 and vest equally over a three-year period commencing two years from the date of grant and will expire after five years.